Note 27	6 Months Ended
Jun. 30, 2024
Accumulated other comprehensive income [abstract]
Disclosure of Accumulated Other Comprehensive Income [Text Block]	Accumulated other comprehensive income
The breakdown of the balance under this heading in the condensed consolidated balance sheet is as follows:

Accumulated other comprehensive income (loss). Breakdown by concepts (Millions of Euros)
	Notes	June 2024	December 2023
Items that will not be reclassified to profit or loss		(2,027)	(2,105)
Actuarial gains (losses) on defined benefit pension plans		(1,112)	(1,049)
Non-current assets and disposal groups classified as held for sale		—	—
Fair value changes of equity instruments measured at fair value through other comprehensive income	12.2	(960)	(1,112)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		45	55
Items that may be reclassified to profit or loss		(14,389)	(14,148)
Hedge of net investments in foreign operations (effective portion)		(2,489)	(2,498)
Mexican peso		(3,047)	(3,147)
Turkish lira		576	670
Other exchanges		(19)	(21)
Foreign currency translation		(11,286)	(11,419)
Mexican peso		(1,650)	(640)
Turkish lira		(6,291)	(6,908)
Argentine peso		(684)	(1,296)
Venezuela Bolívar		(1,854)	(1,865)
Other exchanges		(807)	(711)
Hedging derivatives. Cash flow hedges (effective portion)		219	133
Fair value changes of debt instruments measured at fair value through other comprehensive income	12.2	(833)	(357)
Non-current assets and disposal groups classified as held for sale		—	—
Share of other recognized income and expense of investments in joint ventures and associates		—	(8)
Total		(16,416)	(16,254)
The balances recognized under these headings are presented net of tax.